INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME AND MINING TAXES
Income and mining taxes expense (recovery) as per geographic components

	Years Ended December 31,

	2012	2011	2010

Current income and mining taxes:

Canada	$8,750	$62,382	$34,217

Mexico	33,531	3,496	1,942

Finland	9,799	222	–

	52,080	66,100	36,159

Deferred income and mining taxes:

Canada	26,041	(341,038)	47,083

Mexico	25,284	54,996	18,759

Finland	20,820	10,269	1,086

	72,145	(275,773)	66,928

Income and mining taxes	$124,225	$(209,673)	$103,087

Reconciliation of income tax rates

	2012	2011	2010

Combined federal and composite provincial tax rates	26.3%	27.8%	29.6%

Increase (decrease) in tax rates resulting from:

Provincial mining duties	3.6	5.9	6.8

Tax law changes	–	(2.7)	(5.1)

Impact of foreign tax rates	(1.5)	(0.2)	(0.5)

Permanent differences	1.0	(1.6)	(4.2)

Valuation allowances	1.2	(0.3)	(0.2)

Impact of changes in income tax rates	(2.1)	(2.0)	(2.7)

Actual rate as a percentage of pre-tax income	28.5%	26.9%	23.7%

Future income and mining tax liabilities

	Liabilities (Assets) as at December 31,

	2012	2011

Mining properties	$761,508	$704,379

Net operating and capital loss carryforwards	(102,005)	(104,332)

Mining duties	(36,158)	(88,670)

Reclamation provisions	(42,688)	(51,926)

Valuation allowance	30,570	39,121

Deferred income and mining tax liabilities	$611,227	$498,572

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2012	2011	2010

Unrecognized tax benefits, beginning of year	$1,200	$1,630	$5,608

Additions (reductions)	9,667	(430)	(3,978)

Unrecognized tax benefit, end of year	$10,867	$1,200	$1,630